Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Abstract]
Federal statutory income tax rate	0.00%	0.00%
Interest and penalties
Income tax expense or benefit
Material uncertain tax positions